Company financial information (Parent Corporation) (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Income Statement - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2022	2021	2020
Dividends from bank subsidiaries	$1,006	$2,490	$1,485
Dividends from nonbank subsidiaries	880	1,106	1,199
Interest revenue from bank subsidiaries	25	—	—
Interest revenue from nonbank subsidiaries	37	30	53
Other revenue	57	56	50
Total revenue	2,005	3,682	2,787
Interest expense (including $10, $6 and $30, to subsidiaries, respectively)	853	339	520
Other expense	433	153	168
Total expense	1,286	492	688
Income before income taxes and equity in undistributed net income of subsidiaries	719	3,190	2,099
(Benefit) for income taxes	(190)	(92)	(289)
Equity in undistributed net income:
Bank subsidiaries	1,696	282	1,278
Nonbank subsidiaries	(32)	195	(49)
Net income	2,573	3,759	3,617
Preferred stock dividends and redemption charge	(211)	(207)	(194)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$2,362	$3,552	$3,423

Condensed Balance Sheet - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2022	2021
Assets:
Cash and due from banks	$376	$356
Securities	1	4
Investment in and advances to subsidiaries and associated companies:
Banks	33,795	34,721
Other	38,119	37,748
Subtotal	71,914	72,469
Corporate-owned life insurance	793	786
Other assets	610	623
Total assets	$73,694	$74,238
Liabilities:
Deferred compensation	$372	$435
Affiliate borrowings	914	3,585
Other liabilities	1,995	1,283
Long-term debt	29,679	25,901
Total liabilities	32,960	31,204
Shareholders’ equity	40,734	43,034
Total liabilities and shareholders’ equity	$73,694	$74,238

Condensed Statement of Cash Flows - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2022	2021	2020
Operating activities:
Net income	$2,573	$3,759	$3,617
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net (income) of subsidiaries	(1,664)	(477)	(1,229)
Change in accrued interest receivable	(8)	75	(17)
Change in accrued interest payable	78	(15)	(26)
Change in taxes payable (a)	(3)	(142)	(281)
Other, net	221	(260)	368
Net cash provided by operating activities	1,197	2,940	2,432
Investing activities:
Acquisitions of, investments in, and advances to subsidiaries (b)	(1,962)	870	(1,442)
Net cash (used for) provided by investing activities	(1,962)	870	(1,442)
Financing activities:
Proceeds from issuance of long-term debt	9,179	5,186	2,993
Repayments of long-term debt	(4,000)	(4,250)	(3,950)
Change in advances from subsidiaries	(2,917)	820	1,195
Issuance of common stock	23	63	58
Issuance of preferred stock	—	1,287	1,567
Treasury stock acquired	(124)	(4,567)	(989)
Redemption of preferred stock	—	(1,000)	(583)
Cash dividends paid	(1,376)	(1,323)	(1,296)
Net cash provided by (used for) financing activities	785	(3,784)	(1,005)
Change in cash and due from banks	20	26	(15)
Cash and due from banks at beginning of year	356	330	345
Cash and due from banks at end of year	$376	$356	$330
Supplemental disclosures
Interest paid	$774	$354	$546
Income taxes paid	—	—	3
Income taxes refunded	—	1	—
(a)    Includes payments received from subsidiaries for taxes of $70 million in 2022, $21 million in 2021 and $736 million in 2020.
(b)    Includes $2,778 million of cash outflows, net of $816 million of cash inflows in 2022, $10 million of cash outflows, net of $880 million of cash inflows in 2021 and $3,715 million of cash outflows, net of $2,273 million of cash inflows in 2020.